Dividends	12 Months Ended
Dec. 31, 2021
Disclosure Of Dividends [Abstract]
Dividends
11 Dividends

	2021 US$m		2020 US$m		2019 US$m
Rio Tinto plc previous year final dividend payable	3,809		2,783		2,245
Rio Tinto plc previous year special dividend payable	1,146		—		3,032
Rio Tinto plc interim dividend payable	4,627		1,937		1,930
Rio Tinto plc interim special dividend payable	2,276		—		780
Rio Tinto Limited previous year final dividend payable	1,138		857		666
Rio Tinto Limited previous year special dividend payable	343		—		900
Rio Tinto Limited interim dividend payable	1,372		555		556
Rio Tinto Limited interim special dividend payable	674		—		225
Dividends payable during the year	15,385		6,132		10,334
Amount of unclaimed dividends during the year	(28)		—		—
Dividends paid during the year	15,357		6,132		10,334

Dividends per share: Ordinary - paid during the year	685.0	c	386.0	c	331.0	c
Dividends per share: Special - paid during the year	278.0	c	—		304.0	c
Ordinary dividends per share: proposed in the announcement of the results for the year	417.0	c	309.0	c	231.0	c
Special dividends per share: proposed in the announcement of the results for the year	62.0	c	93.0	c	—

	Dividends per share 2021		Dividends per share 2020		Dividends per share 2019
Rio Tinto plc previous year final (pence)	221.86	p	177.47	p	135.96	p
Rio Tinto plc previous year special (pence)	66.77	p	—		183.55	p
Rio Tinto plc interim (pence)	270.84	p	119.74	p	123.32	p
Rio Tinto plc interim special (pence)	133.26	p	—		49.82	p
Rio Tinto Limited previous year final – fully franked at 30% (Australian cents)	397.48	c	349.74	c	250.89	c
Rio Tinto Limited previous year special – fully franked at 30% (Australian cents)	119.63	c	—		338.70	c
Rio Tinto Limited interim – fully franked at 30% (Australian cents)	509.42	c	216.47	c	219.08	c
Rio Tinto Limited interim special – fully franked at 30% (Australian cents)	250.64	c	—		88.50	c

	Number of shares 2021 (millions)	Number of shares 2020 (millions)	Number of shares 2019 (millions)
Rio Tinto plc previous year final and special when paid	1,247.6	1,246.4	1,265.0
Rio Tinto plc interim final and special when paid	1,247.8	1,246.5	1,256.4
Rio Tinto Limited previous year final and special when paid	371.2	371.2	371.2
Rio Tinto Limited interim and special when paid	371.2	371.2	371.2
The dividends paid in 2021 are based on the following US cents per share amounts: 2020 final – 309.0 cents, 2020 final special - 93.0 cents, 2021 interim – 376.0 cents, 2021 interim special - 185.0 cents (2020 dividends paid: 2019 final – 231.0 cents, 2020 interim – 155.0 cents; 2019 dividends paid: 2018 final – 180.0 cents, 2018 final special - 243.0 cents, 2019 interim – 151.0 cents; 2019 interim special - 61.0 cents).
The number of shares on which Rio Tinto plc dividends are based, excludes those held as treasury shares and those held by employee share trusts which waived the right to dividends. Employee share trusts waived dividends on 101,752 Rio Tinto plc ordinary shares and 27,873 American Depository Receipts (ADRs) for the 2020 final dividend and on 91,008 Rio Tinto plc ordinary shares and 27,501 ADRs for the 2021 interim dividend (2020: on 258,779 Rio Tinto plc ordinary shares and 28,743 ADRs for the 2019 final dividend and on 171,213 Rio Tinto plc ordinary shares and 29,634 ADRs for the 2020 interim dividend; 2019: on 852,283 Rio Tinto plc ordinary shares and 37,678 ADRs for the 2018 final dividend and on 564,099 Rio Tinto plc ordinary shares and 47,674 ADRs for the 2019 interim dividend). In 2021, 2020 and 2019, no Rio Tinto Limited shares were held by Rio Tinto plc.
The number of shares on which Rio Tinto Limited dividends are based, excludes those held by shareholders who have waived the rights to dividends. Employee share trusts waived dividends on 45,250 Rio Tinto Limited ordinary shares for the 2020 final dividend and on 33,531 shares for the 2021 interim dividend (2020: on 98,065 shares for the 2019 final dividend and 84,377 shares for the 2020 interim dividend; 2019: on 628,566 shares for the 2018 final dividend and 342,062 shares for the 2019 interim dividend).
In addition, the directors of Rio Tinto announced a final dividend of 417.0 cents per share and a special dividend of 62.0 cents per share on 23 February 2022. This is expected to result in payments of US$7.7 billion. The dividend will be paid on 21 April 2022 to Rio Tinto plc and Rio Tinto Limited shareholders on the register at the close of business on 11 March 2022.
The proposed Rio Tinto Limited dividends will be franked out of existing franking credits or out of franking credits arising from the payment of income tax during 2022.
The approximate amount of the Rio Tinto Limited consolidated tax group’s retained profits and reserves that could be distributed as dividends and franked out of available credits that arose from net payments of income tax in respect of periods up to 31 December 2021 (after deducting franking credits expected to be utilised on the 2021 final and special dividends declared) is US$11,006 million (2020: US$11,014 million; 2019: US$8,599 million).